SUBSEQUENT EVENTS (Details) person in Millions	Apr. 28, 2023 TRY (₺) item	Feb. 06, 2023 item person	Jan. 31, 2023 EquityInstruments	Mar. 25, 2021	Dec. 31, 2022 TRY (₺)	Dec. 31, 2021 TRY (₺)	Dec. 31, 2020 TRY (₺)
SUBSEQUENT EVENTS
Vesting start period after date of IPO				18 months
Provisions | ₺					₺ 395,025,000	₺ 217,529,000	₺ 8,346,000
High-magnitude earthquakes | Kahramanmaras
SUBSEQUENT EVENTS
Number of high-magnitude earthquakes		2
Number of cities affected		11
Number of people affected from earthquake | person		14
Number of cross-dock points directly impacted		8
Total number of cross-dock points		192
Number of active merchants on the marketplace with a registered address in the affected region		6,500
Total active merchants on the marketplace		99,700
Number of merchants temporarily suspended at their own request		1,950
Period to hold major marketing campaigns, events and media advertising		14 days
Share-based payment
SUBSEQUENT EVENTS
Vesting start period after date of IPO			18 months
Share-based payment | Key management personnel who became entitled under individual contracts | Class B ordinary shares
SUBSEQUENT EVENTS
Number of shares vested | EquityInstruments			1,662,592
Share-based payment | Key management personnel determined as having successfully met year-end targets | Class B ordinary shares
SUBSEQUENT EVENTS
Number of shares vested | EquityInstruments			533,030
Notification received from Central Bank for non-compliance under the (Repealed) Communique on the Management and Supervision of IT Systems of Payment Institutions and Electronic Money Institutions
SUBSEQUENT EVENTS
Number of instances of non-compliance notified by the central bank	7
Period to provide written response	1 month
Provisions | ₺	₺ 0
Notification received from Central Bank for non-compliance under the (Repealed) Communique on the Management and Supervision of IT Systems of Payment Institutions and Electronic Money Institutions | Minimum
SUBSEQUENT EVENTS
Administrative fines that may be imposed by the Central Bank for each breach | ₺	129,000
Notification received from Central Bank for non-compliance under the (Repealed) Communique on the Management and Supervision of IT Systems of Payment Institutions and Electronic Money Institutions | Maximum
SUBSEQUENT EVENTS
Administrative fines that may be imposed by the Central Bank for each breach | ₺	₺ 2,913,000